Stock Options and Warrants - Fair Value of the Warrant Liabilities - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 24, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of warrant liability in excess of proceeds	$ 1,390,000					$ 1,390,000
Warrant liabilities	4,485,000					4,925,000
Change in fair value of warrant liability		1,271,000		1,894,000		(754,000)	38,000
Transaction financing costs						738,000
Other expense		2,167,000	10,000	1,537,000	9,000	2,933,000	18,000
Scenario, Previously Reported [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Other expense						2,882,000
Placement Agent Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair Value of Warrant Issued	115,000					115,000
Series A Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair Value of Warrant Issued	1,725,000					1,725,000
Series B Warrants [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair Value of Warrant Issued	2,645,000					2,645,000
Change in fair value of warrant liability						$ 754,000